Supplemental Balance Sheet Information	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Information
7. Supplemental Balance Sheet Information
Accrued expenses and other current liabilities consist of the following:

	September 30, 2022	December 31, 2021
Accrued consulting	$229,661	$210,000
Accrued compensation	417,573	421,734
Deferred revenue	23,683	—
Accrued research and development	1,586,138	2,077,932
Accrued interest	—	968
Accrued other	32,671	5,127

Total accrued expenses and other current liabilities	$2,289,726	$2,715,761

3. Supplemental Balance Sheet Information
Accrued expenses and other current liabilities consist of the following:

	December 31, 2021	December 31, 2020
Accrued consulting	$210,000	$115,405
Accrued compensation	421,734	—
Accrued legal and professional fees	—	383,286
Accrued research and development	2,077,932	83,491
Accrued interest	968	1,673
Accrued other	5,127	49,079

Total accrued expenses and other current liabilities	$2,715,761	$632,934